Investment Income	12 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Investment Income	Investment income

Accounting policy
Interest income is recognised on the effective interest method, taking into account the principal outstanding and the effective rate over the period to maturity, when it is determined that such income will accrue to the group. Dividend income is recognised when the shareholder's right to receive payment is established. This is recognised at the last date of registration.
Cash flows from interest and dividends received are classified under operating activities in the cash flow statement.

	SA Rand
Figures in million	2026	2025	2024
Interest income from financial assets at amortised cost (a)	1 268	1 228	690
Dividend income	15	16	15
Net gain on financial instruments (b)	156	260	104
Total investment income	1 439	1 504	809
(a)Interest income increased during 2025 and 2026 mainly due to higher favourable cash balances.
(b)The net gain primarily relates to the environmental trust funds (refer to note 15).